Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Services (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenue by services	$ 10,264	$ 14,260
Financial and taxation solution services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	8,053	11,579
Education support services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	0	760
Software and maintenance services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	1,271	1,330
Pre-IPO advisory services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	$ 940	$ 591